Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 19,036,000	$ 11,146,000	$ 47,044,000	$ 13,709,000
Cost of sales	29,402,000	23,890,000	109,621,000	30,669,000
Other operating costs	4,389,000	2,099,000	26,789,000	16,981,000
Loss from operations	(14,755,000)	(14,843,000)	(89,366,000)	(33,941,000)
Interest expense - Note 9	(4,449,000)	(19,887,000)	(43,458,000)	(64,846,000)
Fair value adjustment to warrants - Note 19	9,493,000	0	(3,767,000)	0
Interest income	23,000	112,000	199,000	797,000
Loss before income taxes	(9,688,000)	(34,618,000)	(136,392,000)	(98,895,000)
Income taxes - Note 16	0	0	0	0
Net loss	(9,688,000)	(34,618,000)	(136,392,000)	(98,895,000)
Hycroft Mine
Segment Reporting Information [Line Items]
Revenues	19,036,000	11,146,000	47,044,000	13,709,000
Cost of sales	29,402,000	23,890,000	109,621,000	30,669,000
Other operating costs	595,000	93,000	5,705,000	10,909,000
Loss from operations	(10,961,000)	(12,837,000)	(68,282,000)	(27,869,000)
Interest expense - Note 9	0	(85,000)	(141,000)	(786,000)
Fair value adjustment to warrants - Note 19	0	0	0	0
Interest income	23,000	112,000	199,000	797,000
Loss before income taxes	(10,938,000)	(12,810,000)	(68,224,000)	(27,858,000)
Income taxes - Note 16	0	0
Net loss	(10,938,000)	(12,810,000)
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Cost of sales	0	0	0	0
Other operating costs	3,794,000	2,006,000	21,084,000	6,072,000
Loss from operations	(3,794,000)	(2,006,000)	(21,084,000)	(6,072,000)
Interest expense - Note 9	(4,449,000)	(19,802,000)	(43,317,000)	(64,060,000)
Fair value adjustment to warrants - Note 19	9,493,000	0	(3,767,000)	0
Interest income	0	0	0	0
Loss before income taxes	1,250,000	(21,808,000)	$ (68,168,000)	$ (71,037,000)
Income taxes - Note 16	0	0
Net loss	$ 1,250,000	$ (21,808,000)